UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
251 Little Falls Drive, Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

(a)

13D Activist Fund

Class A (DDDAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$115,189,497
Number of Portfolio Holdings	24
Advisory Fee	$1,019,077
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.6%
Money Market Funds	4.4%
Right	0.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Technology
21.5%
Consumer Discretionary
20.2%
Industrials
15.6%
Communications
10.0%
Consumer Staples
7.5%
Materials
6.1%
Utilities
6.1%
Health Care
4.6%
Money Market Funds
4.4%
Financials
4.2%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	4.2%
Money Market Funds	4.4%
Health Care	4.6%
Utilities	6.1%
Materials	6.1%
Consumer Staples	7.5%
Communications	10.0%
Industrials	15.6%
Consumer Discretionary	20.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	7.4%
Pearson plc - ADR	6.4%
Insight Enterprises, Inc.	6.2%
Air Products and Chemicals, Inc.	6.1%
Southwest Gas Holdings, Inc.	6.0%
Asbury Automotive Group, Inc.	5.2%
Twilio, Inc., Class A	5.1%
Vestis Corporation	4.8%
YETI Holdings, Inc.	4.7%
Exelixis, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

13D Activist Fund - Class A (DDDAX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://13dactivistfund.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DDDAX

13D Activist Fund

Class C (DDDCX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$115,189,497
Number of Portfolio Holdings	24
Advisory Fee	$1,019,077
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.6%
Money Market Funds	4.4%
Right	0.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	4.2%
Money Market Funds	4.4%
Health Care	4.6%
Utilities	6.1%
Materials	6.1%
Consumer Staples	7.5%
Communications	10.0%
Industrials	15.6%
Consumer Discretionary	20.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	7.4%
Pearson plc - ADR	6.4%
Insight Enterprises, Inc.	6.2%
Air Products and Chemicals, Inc.	6.1%
Southwest Gas Holdings, Inc.	6.0%
Asbury Automotive Group, Inc.	5.2%
Twilio, Inc., Class A	5.1%
Vestis Corporation	4.8%
YETI Holdings, Inc.	4.7%
Exelixis, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

13D Activist Fund - Class C (DDDCX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://13dactivistfund.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DDDCX

13D Activist Fund

Class I (DDDIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$115,189,497
Number of Portfolio Holdings	24
Advisory Fee	$1,019,077
Portfolio Turnover	51%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.6%
Money Market Funds	4.4%
Right	0.0%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	4.2%
Money Market Funds	4.4%
Health Care	4.6%
Utilities	6.1%
Materials	6.1%
Consumer Staples	7.5%
Communications	10.0%
Industrials	15.6%
Consumer Discretionary	20.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	7.4%
Pearson plc - ADR	6.4%
Insight Enterprises, Inc.	6.2%
Air Products and Chemicals, Inc.	6.1%
Southwest Gas Holdings, Inc.	6.0%
Asbury Automotive Group, Inc.	5.2%
Twilio, Inc., Class A	5.1%
Vestis Corporation	4.8%
YETI Holdings, Inc.	4.7%
Exelixis, Inc.	4.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

13D Activist Fund - Class I (DDDIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://13dactivistfund.com/documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-DDDIX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A Shares: DDDAX
Class C Shares: DDDCX
Class I Shares: DDDIX

Semi-Annual Financial Statements
and Additional Information
March 31, 2025

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 7.4%
197,012	Mercury Systems, Inc.(a)	$8,489,247

	ASSET MANAGEMENT - 4.2%
134,654	Janus Henderson Group plc	4,867,742

	AUTOMOTIVE - 4.3%
55,839	Autoliv, Inc.	4,938,960

	BIOTECH & PHARMA - 4.6%
143,335	Exelixis, Inc.(a)	5,291,928

	CHEMICALS - 6.1%
23,900	Air Products and Chemicals, Inc.	7,048,588

	COMMERCIAL SUPPORT SERVICES - 4.8%
560,134	Vestis Corporation	5,545,327

	E-COMMERCE DISCRETIONARY - 3.2%
77,836	Etsy, Inc.(a)	3,672,302

	FOOD - 3.7%
80,582	Lamb Weston Holdings, Inc.	4,295,021

	GAS & WATER UTILITIES - 6.0%
96,798	Southwest Gas Holdings, Inc.	6,950,096

	HOUSEHOLD PRODUCTS - 3.8%
181,309	Kenvue, Inc.	4,347,789

	INTERNET MEDIA & SERVICES - 3.6%
132,779	Match Group, Inc.	4,142,705

See accompanying notes to financial statements.

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.8%
195,045	Penn Entertainment, Inc.(a)	$3,181,184

	LEISURE PRODUCTS - 4.7%
164,000	YETI Holdings, Inc.(a)	5,428,400

	MACHINERY - 3.4%
26,097	Middleby Corporation (The)(a)	3,966,222

	PUBLISHING & BROADCASTING - 6.4%
458,338	Pearson plc - ADR	7,337,991

	RETAIL - DISCRETIONARY - 5.2%
27,087	Asbury Automotive Group, Inc.(a)	5,981,894

	SEMICONDUCTORS - 4.5%
72,340	Qorvo, Inc.(a)	5,238,139

	SOFTWARE - 8.0%
120,873	Rapid7, Inc.(a)	3,204,343
60,755	Twilio, Inc., Class A(a)	5,948,522
		9,152,865
	TECHNOLOGY SERVICES - 9.1%
47,714	Insight Enterprises, Inc.(a)	7,156,624
453,272	Riot Blockchain, Inc.(a)	3,227,297
		10,383,921

	TOTAL COMMON STOCKS (Cost $104,309,121)	110,260,321

See accompanying notes to financial statements.

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	ESCROW SHARES — 0.0%(b)
81,753	Pershing Square Sparc Holdings Ltd.(a)(c)(d)	$—
327,017	Pershing Square Tontine Holdings Ltd.(a)(c)(d)	—
	TOTAL ESCROW SHARES (Cost $0)	—

	SHORT-TERM INVESTMENT — 4.4%

	MONEY MARKET FUND - 4.4%
5,112,731	First American Government Obligations Fund, Class X, 4.25% (e) (Cost $5,112,731)	5,112,731

	TOTAL INVESTMENTS - 100.2% (Cost $109,421,852)	$115,373,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(183,555)
	NET ASSETS - 100.0%	$115,189,497

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of the security as of March 31, 2025, was $0, representing 0% of net assets.

(d)	Valued using unobservable inputs and fair valued by the adviser. Security is Level 3.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities:
At cost	$109,421,852
At fair value	$115,373,052
Dividends and interest receivable	107,860
Receivable for Fund shares sold	5,499
TOTAL ASSETS	115,486,411

LIABILITIES
Payable for Fund shares redeemed	140,985
Investment advisory fees payable	147,015
Distribution (12b-1) fees payable	8,914
TOTAL LIABILITIES	296,914
NET ASSETS	$115,189,497

Net Assets Consist Of:
Paid in capital	$99,005,468
Accumulated earnings	16,184,029
NET ASSETS	$115,189,497

Net Asset Value Per Share:
Class A Shares:
Net Assets	$15,081,305
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	830,038
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$18.17
Maximum offering price per share (maximum sales charge of 5.75%)	$19.28

Class C Shares:
Net Assets	$6,241,001
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	365,295
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share (b)	$17.08

Class I Shares:
Net Assets	$93,867,191
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,940,137
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$19.00

(a)	For certain purchases of $1 million or more, a 1.00% CDSC may apply to redemptions made within twelve months of purchase.

(b)	Purchases are subject to a 1.00% CDSC of the purchase price on shares redeemed during the first twelve months after their purchase.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Dividends	$633,494
Interest	86,372
TOTAL INVESTMENT INCOME	719,866

EXPENSES
Investment advisory fees (Note 5)	1,019,077
Distribution (12b-1) fees - Class A (Note 5)	22,447
Distribution (12b-1) fees - Class C (Note 5)	37,613
TOTAL EXPENSES	1,079,137
NET INVESTMENT LOSS	(359,271)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	12,244,109
Foreign currency translations	(373)
12,243,736
Net change in unrealized appreciation (depreciation) of:
Investments	(23,512,913)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(11,269,177)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,628,448)

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(359,271)	$(431,349)
Net realized gain on investments and foreign currency translations	12,243,736	6,779,399
Net change in unrealized appreciation (depreciation) of investments	(23,512,913)	18,270,442
Net increase (decrease) in net assets resulting from operations	(11,628,448)	24,618,492

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(930,212)	(848,668)
Class C	(419,845)	(425,395)
Class I	(5,486,359)	(5,410,238)
Net decrease in net assets from distributions to shareholders	(6,836,416)	(6,684,301)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	158,914	651,036
Class C	1,800	12,172
Class I	2,431,297	1,925,936
Reinvestment of distributions to shareholders:
Class A	903,973	822,468
Class C	416,043	423,256
Class I	5,322,492	4,922,295
Payments for shares redeemed:
Class A	(2,184,522)	(4,587,095)
Class C	(1,245,183)	(2,640,184)
Class I	(11,728,888)	(40,398,108)
Net decrease in net assets resulting from shares of beneficial interest	(5,924,074)	(38,868,224)

TOTAL DECREASE IN NET ASSETS	(24,388,938)	(20,934,033)

NET ASSETS
Beginning of Period	139,578,435	160,512,468
End of Period	$115,189,497	$139,578,435

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
SHARE ACTIVITY
Shares Sold:
Class A	7,533	31,888
Class C	92	617
Class I	112,322	91,096
Shares Reinvested:
Class A	41,987	42,748
Class C	20,495	23,091
Class I	236,555	245,991
Shares Redeemed:
Class A	(105,453)	(225,107)
Class C	(62,428)	(134,294)
Class I	(531,547)	(1,913,945)
Net decrease in shares of beneficial interest outstanding	(280,444)	(1,837,915)

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net asset value, beginning of period	$21.11		$18.92	$19.70	$28.24	$20.28	$20.35
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.09)	(0.09)	(0.19)	(0.24)	0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(1.78)		3.13	1.24	(5.82)	9.86	0.14
Total from investment operations	(1.85)		3.04	1.15	(6.01)	9.62	0.70
Less distributions from:
Net investment income	—		—	—	—	(0.57)	—
Net realized gains	(1.09)		(0.85)	(1.93)	(2.53)	(1.09)	(0.77)
Total distributions	(1.09)		(0.85)	(1.93)	(2.53)	(1.66)	(0.77)
Net asset value, end of period	$18.17		$21.11	$18.92	$19.70	$28.24	$20.28
Total return (2)	(9.56	)% (3)	16.50%	5.19%	(23.50)%	49.02%	3.25%
Net assets, end of period (000s)	$15,081		$18,706	$19,605	$24,937	$31,549	$22,472
Ratio of expenses to average net assets	1.75	% (4)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	(0.69	)% (4)	(0.43)%	(0.46)%	(0.75)%	(0.89)%	2.77%
Portfolio Turnover Rate	51	% (3)	104%	91%	38%	60%	119%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total return shown excludes the effect of applicable redemption fees.

(3)	Not annualized.

(4)	Annualized.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	For the Six		For the Year	For the Year	For the Year	For the Year	For the Year
	Months Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net asset value, beginning of period	$19.99		$18.08	$19.03	$27.56	$19.82	$20.05
Activity from investment operations:
Net investment income (loss) (1)	(0.14)		(0.23)	(0.24)	(0.37)	(0.42)	0.35
Net realized and unrealized gain (loss) on investments and foreign currency	(1.68)		2.99	1.22	(5.63)	9.63	0.19
Total from investment operations	(1.82)		2.76	0.98	(6.00)	9.21	0.54
Less distributions from:
Net investment income	—		—	—	—	(0.38)	—
Net realized gains	(1.09)		(0.85)	(1.93)	(2.53)	(1.09)	(0.77)
Total distributions	(1.09)		(0.85)	(1.93)	(2.53)	(1.47)	(0.77)
Net asset value, end of period	$17.08		$19.99	$18.08	$19.03	$27.56	$19.82
Total return (2)	(9.96	)% (3)	15.68%	4.42%	(24.09)%	47.88%	2.47%
Net assets, end of period (000s)	$6,241		$8,137	$9,360	$10,895	$15,930	$12,015
Ratio of expenses to average net assets	2.50	% (4)	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets	(1.45	)% (4)	(1.19)%	(1.21)%	(1.52)%	(1.64)%	1.77%
Portfolio Turnover Rate	51	% (3)	104%	91%	38%	60%	119%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total return shown excludes the effect of applicable redemption fees.

(3)	Not annualized.

(4)	Annualized.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the Six		For the Year	For the Year		For the Year	For the Year	For the Year
	Ended		Ended	Ended		Ended	Ended	Ended
	March 31, 2025		September 30, 2024	September 30, 2023		September 30, 2022	September 30, 2021	September 30, 2020
	(Unaudited)
Net asset value, beginning of period	$22.01		$19.63	$20.33		$29.00	$20.81	$20.81
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.04)	(0.04)		(0.13)	(0.17)	0.54
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		3.27	1.27		(6.01)	10.09	0.23
Total from investment operations	(1.92)		3.23	1.23		(6.14)	9.92	0.77
Less distributions from:
Net investment income	—		—	—		—	(0.64)	—
Net realized gains	(1.09)		(0.85)	(1.93)		(2.53)	(1.09)	(0.77)
Total distributions	(1.09)		(0.85)	(1.93)		(2.53)	(1.73)	(0.77)
Net asset value, end of period	$19.00		$22.01	$19.63		$20.33	$29.00	$20.81
Total return (2)	(9.49	)% (4)	16.82%	5.44	% (3)	(23.32)%	49.32%	3.52%
Net assets, end of period (000s)	$93,867		$112,735	$131,548		$143,101	$228,170	$152,494
Ratio of expenses to average net assets	1.50	% (5)	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.44	)% (5)	(0.19)%	(0.20)%		(0.51)%	(0.64)%	2.62%
Portfolio Turnover Rate	51	% (4)	104%	91%		38%	60%	119%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total return shown excludes the effect of applicable redemption fees.

(3)	Total return represents aggregate total return based on net asset value.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2025

1.	ORGANIZATION

The 13D Activist Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment adviser of the Fund is 13D Management LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I shares. The Fund’s Class A and Class I shares commenced operations on December 28, 2011; Class C shares commenced operations on December 11, 2012. Class A shares are subject to a maximum sales charge of 5.75% on purchases. Class A shares are subject to a contingent deferred sales charge of up to 1.00% on purchases of $ 1 million or more. Class C shares are subject to a contingent deferred sales charge of up to 1.00%. There are no sales charges on reinvested distributions. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using- exchange rates obtained from pricing services. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non- traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix)    the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2025, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$110,260,321	$—	$—	$110,260,321
Escrow Shares	—	—	—	—
Short-Term Investments	5,112,731	—	—	5,112,731
Total Investments	$115,373,052	$—	$—	$115,373,052

*	Refer to the Schedule of Investments for industry classifications.

Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

The Fund did not hold any Level 2 securities during the period. There were no transfers between levels during the period.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency contracts in the Statement of Operations. For the six months ended March 31, 2025, the Fund did not have any realized gains and losses on forward foreign currency contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for September 30, 2022 through September 30, 2024, or expected to be taken in the Fund’s September 30, 2025, tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Management Risk – The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s allocation of the Fund’s assets using its activist strategy. The Adviser’s objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s activist strategy may result in the Fund’s returns being more volatile than funds that pursue more conservative strategies.

Non-Diversification Risk – The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer. As a non-diversified fund, the Fund may invest greater than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six ended March 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $66,547,711 and $77,971,227, respectively.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2025, the tax cost of investments and unrealized appreciation (depreciation) is as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
13D Activist Fund	$111,072,971	$16,993,551	$(12,693,470)	$4,300,081

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pursuant to the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b)  dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended March 31, 2025 the Adviser earned advisory fees of $1,019,077.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of the Class A and Class C shares (the “Plans”), pursuant to Rule 12b-1 of the 1940 Act. Class I shares does not have a Plan. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate 0.25% and 1.00% of its average daily net assets of Class A and Class C shares, respectively. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. For the six months ended March 31, 2025, the Class A and Class C shares incurred distribution fees in the amount of $22,447, and $37,613, respectively.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

13D Activist Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Each Trustee who is not affiliated with the Trust or an adviser to a fund within the Trust receives quarterly fees. For the six months ended March 31, 2025, the Trustees received fees in the amount of $7,159, with respect to the Fund, paid by the Adviser.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2024, and September 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$—
Long-Term Capital Gain	6,684,302	16,622,589
	$6,684,302	$16,622,589

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Long-	Unrealized Appreciation/	Total Accumulated
Term Gains	(Depreciation)	Earnings/(Deficits)
$6,835,899	$27,812,994	$34,648,893

The difference between book basis and tax basis accumulated net realized gains and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

During the fiscal year ended September 30, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the reclassification of net operating losses and the use of tax equalization credits, resulted in reclassifications for the Fund for the year ended September 30, 2024, as follows:

Distributable
Paid In Capital	Earnings
$(591,665)	$591,665

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, UBS Financial Services Inc. and National Financial Services LLC. (for the benefit of their customers) held approximately 28.7% and 32.8%, respectively, of the voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

13D Activist Fund

ADDITIONAL INFORMATION (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

13D Activist Fund (Adviser – 13D Management LLC) *

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between 13D Management LLC (the “Adviser”) and the Trust, with respect to the 13D Activist Fund (the “Fund” or “13D”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that the Adviser was founded in 2011 and managed approximately $151 million in assets in connection with its management of 13D and a hedge fund. The Trustees reviewed the education and financial industry experience of the key personnel responsible for servicing 13D, noting that the Adviser’s personnel had extensive experience in areas relevant to the Fund’s activist investing strategy, including securities law, shareholder activism, corporate governance, and the review of Schedule 13D filings. The Trustees observed that the Adviser determined compelling activist situations in which to invest and the appropriate weighting through the analysis of Schedule 13D filings and data received from the Adviser’s relationships within the activist investing community. The Trustees acknowledged that the Adviser was considered an authority within the activist investing community, and that the Adviser dedicated ample resources to support its unique activist investing strategy. The Trustees agreed that they expected the Adviser to continue providing quality service to the Fund for the benefit of its shareholders.

Performance. The Trustees observed that the Fund’s returns were below the Fund’s benchmark over the prior one-year, three-year, five-year, and since inception periods. The Trustees further observed that the Fund’s returns were below the category and peer group median over the prior one-year, three-year, and five-year periods, but above the peer group median on a since-inception basis. The Trustees noted that the Fund’s returns were well within the category’s range over the prior one-year, five-year, and since-inception periods.

The Trustees acknowledged the Adviser’s disagreement with the composition of the peer group on the basis that such peers did not implement an activist investing strategy similar to the Fund’s investment strategy and the Adviser’s representation that the benchmark’s value for comparison was limited to the outsized impact of a limited number of artificial intelligence (“AI”) related stocks on the benchmark’s performance. The Trustees recalled that the Adviser had provided an alternative peer group of unregistered funds pursuing an activist investment strategy comparable to the Fund’s

13D Activist Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

March 31, 2025

investment strategy and observed that the Fund’s average annual returns since 2012 was 1.62% higher than the alternative peer group’s performance. The Trustees agreed that, in consideration of the Fund’s returns against each of the benchmark, the Broadridge-assigned peer group, and the alternative peer group consisting exclusively of funds pursuing an activist investing strategy, the Fund’s returns were not unreasonable.

Fees and Expenses. The Trustees acknowledged that, in light of the Fund’s unitary fee structure, the evaluation of the Fund’s fees and expenses should focus on the Fund’s net expense ratio. The Trustees observed that the Fund’s net expense ratio was above the category and peer group median, but within the category range. The Trustees considered the Adviser’s representation that the Fund’s activist investment strategy required qualitative proprietary research to support. The Trustees recalled that the Adviser had provided an alternative peer group of unregistered funds that also pursued a comparable activist investment strategy. The Trustees observed that such unregistered funds typically charged an annual management fee of between 1.00% and 2.00%, which was comparable to the Fund’s net expense ratio, and that such unregistered funds also charged an incentive fee of between 10% and 20% on profits, which the Fund did not. The Trustees agreed that, in consideration of a comparison against each of the Fund’s peer group, category, and alternative peer group, the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the Adviser had achieved economies of scale with respect to its management of the Fund. The Trustees noted the Adviser’s representation that it could not reasonably estimate the growth of the Fund, or its future expenses and that the Adviser could not predict if or when breakpoints would be appropriate. The Trustees agreed that the absence of breakpoints was currently acceptable.

Profitability. The Trustees considered the Adviser’s profitability with respect to its management of the Fund. The Trustees reviewed the profitability analysis provided by the Adviser at noted that for the 12-month period ended September 30, 2024, the Adviser realized a loss in connection with its management of the Fund. The Trustees agreed that excess profitability was not a concern at this time.

Conclusion. Having requested and received such information from the Adviser, as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement between the Trust and the Adviser, on behalf of 13D was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-413-3228 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By /s/ Kevin E. Wolf Kevin E. Wolf
Principal Executive Officer/President
Date: 6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf Kevin E. Wolf
Principal Executive Officer/President
Date: 6/9/2025

By /s/ James Colantino James Colantino
Principal Financial Officer/Treasurer
Date: 6/9/2025